Offerings	Feb. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	American Water Capital Corp. 5.250% Senior Notes due 2035
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99615
Maximum Aggregate Offering Price	$ 796,920,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,008.45
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit (Exhibit 107.1) in Registration Statement
Nos. 333-277166-01
and
333-277166,
which was filed with the Securities and Exchange Commission on February 20, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	American Water Works Company, Inc. Support Agreement
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit (Exhibit 107.1) in Registration Statement
Nos. 333-277166-01
and
333-277166,
which was filed with the Securities and Exchange Commission on February 20, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
The American Water Works Company, Inc. Support Agreement is being offered as a component of the American Water Capital Corp. Senior Notes for no additional consideration; therefore, no additional fee is payable pursuant to Rule 457(n) under the Securities Act of 1933, as amended.